UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

Deutsche State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Massachusetts Tax-Free Fund
(formerly DWS Massachusetts Tax-Free Fund)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 87.5%
Massachusetts 82.6%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,749,526
Series A, 4.0%, 4/1/2028	3,435,000	3,725,979
Series A, 4.0%, 3/1/2029	2,500,000	2,714,375
Series A, 4.75%, 4/1/2029	3,900,000	4,401,345
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,417,593
AMT, 8.0%, 9/1/2035*	960,000	221,136
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,039,301
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,454,222
Series A, 5.0%, 11/1/2030	500,000	577,840
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,292,860
Series A, 5.0%, 11/1/2030	1,270,000	1,440,891
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026	7,645,000	8,863,384
5.0%, 5/15/2027	2,295,000	2,653,754
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	405,000	443,657
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016 , INS: NATL	635,000	637,280
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,700,030
Series A, 5.25%, 7/1/2034	1,700,000	1,936,487
Series B, 6.2%, 3/1/2016	1,120,000	1,180,614
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	12,059,262
Series C, ETM, 5.0%, 7/1/2015	190,000	199,339
Series C, ETM, 5.0%, 7/1/2016	75,000	82,105
Series B, 5.0%, 7/1/2035	3,970,000	4,427,900
Series A, 5.25%, 7/1/2021	2,000,000	2,452,880
Series C, ETM, 5.5%, 7/1/2017	165,000	189,210
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,275,000	3,276,212
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	3,000,000	3,002,670
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	3,000,000	2,998,590
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 , INS: NATL	2,600,000	2,857,764
Massachusetts, State Central Artery:
Series A, 0.02% **, 12/1/2030, SPA: Bank of America NA	2,300,000	2,300,000
Series B, 0.02% **, 12/1/2030, SPA: U.S. Bank NA	2,400,000	2,400,000
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,125,260
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,504,723
Massachusetts, State College Building Authority Project Revenue:
Series A, Prerefunded, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,858,626
Series A, 5.5%, 5/1/2039	5,730,000	6,508,019
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,203,240
Massachusetts, State Consolidated Loan, Series A, 0.03% **, 3/1/2026 , SPA: Wells Fargo Bank NA	1,600,000	1,600,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	15,558,624
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,864,455
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,418,075
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,080,000
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,674,960
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,127,710
Series R-1, 5.0%, 7/1/2031	3,000,000	3,335,190
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series V-1, 5.0%, 10/1/2029	3,400,000	3,831,188
Series X, 5.0%, 10/1/2048	1,500,000	1,639,005
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	538,460
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,717,305
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	327,629	1,468
Series A-2, 5.5%, 11/15/2046	65,870	46,789
Series A-1, 6.25%, 11/15/2026	1,235,770	1,110,648
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	539,830
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,809,225
Massachusetts, State Development Finance Agency Revenue, Northern Berkshire Healthcare:
Series B, 2/15/2043*	148,035	1
Series C, 144A, 2/15/2043*	230,740	2
Series A, 144A, 6.0%, 2/15/2043	186,483	74,569
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	549,315
Series L, 5.0%, 7/1/2041	2,000,000	2,180,360
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,213,250
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	3,885,595
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,931,699
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,737,790
5.0%, 9/1/2045	2,000,000	2,131,360
Massachusetts, State General Obligation:
Series A, 0.611% ***, 11/1/2018	5,000,000	5,024,650
Series A, 5.0%, 3/1/2034	5,000,000	5,625,600
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,773,970
Series A, 5.0%, 10/1/2037	9,860,000	10,799,165
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,409,424
Series E-1, 5.125%, 7/1/2038	1,500,000	1,563,540
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	783,161
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,530,000	1,758,857
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039 , GTY: The Children's Medical Center	5,500,000	6,089,930
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,539,040
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,344,365
5.375%, 7/1/2025	1,285,000	1,463,448
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,677,315
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039 , INS: AGC	2,500,000	2,770,775
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	1,965,000	2,189,835
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,498,450
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	11,087,900
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,665,855
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	10,835,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,398,670
Series M, 5.5%, 2/15/2027	1,705,000	2,152,477
Series M, 5.5%, 2/15/2028	3,000,000	3,804,210
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,663,500
Series B, 5.0%, 7/1/2034	1,350,000	1,497,150
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,381,500
Series B, 5.0%, 7/1/2040	8,500,000	9,082,845
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,003,760
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,004,050
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, Prerefunded, 5.0%, 8/15/2021, INS: AGMC	2,500,000	2,636,750
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,738,574
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,464,900
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	10,000,000	11,485,200
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2038	1,250,000	1,398,100
Massachusetts, State Water Pollution Abatement Trust:
Series 13, Prerefunded, 5.0%, 8/1/2025	5,000,000	5,671,350
Series 13, Prerefunded, 5.0%, 8/1/2026	5,000,000	5,671,350
Series 2, 5.7%, 2/1/2015	35,000	35,164
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,922,240
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	120,926
Series 11, 5.0%, 8/1/2020	100,000	105,068
Series 6, 5.625%, 8/1/2015	120,000	120,550
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2036	2,500,000	2,834,375
Series B, 5.0%, 8/1/2036	3,500,000	3,954,510
Series A, 5.0%, 8/1/2039	5,115,000	5,743,634
Series B, 5.0%, 8/1/2039	7,500,000	8,396,625
Series C, 5.25%, 12/1/2015	825,000	859,229
Series C, ETM, 5.25%, 12/1/2015	1,290,000	1,343,445
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	2,055,968
Series A, Prerefunded, 5.25%, 8/1/2026, INS: NATL	120,000	137,028
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,409,165
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: NATL	3,180,000	3,311,938
Series A, ETM, 6.5%, 7/15/2019	2,265,000	2,564,886
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,564,900
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,864,296
5.0%, 5/1/2030	1,595,000	1,786,065
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,553,200
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,466,080
University of Massachusetts, Building Authority Revenue, Series 2, Prerefunded, 5.0%, 11/1/2020, INS: AMBAC	9,380,000	9,988,012

		388,585,717
Guam 1.9%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,282,326
Series A, 5.75%, 12/1/2034	3,725,000	4,069,041
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	358,032
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	460,990

		9,170,389
Puerto Rico 2.8%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015, INS: AGMC	2,500,000	2,567,300
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue, Series Y, 6.25%, 7/1/2014	145,000	144,996
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	2,475,607
Series WW, 5.375%, 7/1/2024	5,000,000	2,215,250
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 6.0%, 8/1/2042	4,325,000	3,599,524
Series A, 6.375%, 8/1/2039	2,500,000	2,189,000

		13,191,677
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,075,580

Total Municipal Bonds and Notes (Cost $388,598,467)		412,023,363
Municipal Inverse Floating Rate Notes (a) 24.1%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (b)	10,000,000	12,531,100
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.85%, 1/1/2024, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (b)	5,000,000	5,814,800
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.12%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (b)	10,000,000	11,103,278
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (b)	5,000,000	5,703,922
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 15.288%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (b)	20,000,000	22,318,400
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 18.17%, 8/1/2015, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (b)	10,000,000	11,186,993
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.763%, 10/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (b)	12,615,000	15,945,382
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.705%, 8/1/2026, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (b)	15,000,000	16,477,650
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.4%, 2/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (b)	10,000,000	12,421,100
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.93%, 8/1/2018, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $100,911,222)		113,502,625

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $489,509,689) †	111.6	525,525,988
Floating Rate Notes	(13.3)	(62,860,000)
Other Assets and Liabilities, Net	1.7	8,038,783

Net Assets	100.0	470,704,771

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	221,136

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2014.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

†
The cost for federal income tax purposes was $426,616,912.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $36,049,076.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,426,807 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,377,731.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b)
Security forms part of the below tender option bond trust.  The Fund accounts for these trusts as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$525,525,988	$—	$525,525,988
Total	$—	$525,525,988	$—	$525,525,988

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Massachusetts Tax-Free Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014